Taxes on Income (Schedule of effective income tax rate reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income before taxes on income, as reported in the statements of income	$ 441	$ 636	$ 974
Statutory tax rate (in Israel)	23.00%	23.00%	23.00%
Theoretical tax expense	$ 101	$ 146	$ 224
Add (less) - the tax effect of:
Surplus Profit Levy Tax	6	3	62
Reduced tax due to tax benefits	(27)	(12)	(17)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries	(13)	(19)	(32)
Tax on dividend	6	6	4
Deductible temporary differences and their reversal (including carryforward losses) for which deferred taxes assets were not recorded and non–deductible expenses	37	29	52
Taxes in respect of prior years	14	8	(11)
Differences in measurement basis	27	3	2
Other Differences	10	8	3
Taxes on income included in the income statements	$ 161	$ 172	$ 287